Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	0.75%
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.030
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Countercyclical buffer	0.04%	0.01%
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	50.00%
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 17,166,109	¥ 17,858,656
Total capital (to risk-weighted assets): Actual ratio	0.1391	0.1429
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 14,863,717	¥ 15,476,287
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1204	0.1238
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 13,280,842	¥ 13,823,912
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1076	0.1106
Leverage Ratio: Actual amount	¥ 14,863,717	¥ 15,476,287
Leverage Ratio: Actual ratio	0.0470	0.0514
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 14,852,953	¥ 15,002,201
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1204	0.1201
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 12,385,685	¥ 12,503,916
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1004	0.1001
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 10,535,234	¥ 10,630,203
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0854	0.0851
Leverage Ratio: Amount for capital adequacy purposes	¥ 11,851,297	¥ 9,023,770
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0375	0.0300
Consolidated, MUFG | FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Consolidated, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 14,207,818	¥ 14,076,877
Total capital (to risk-weighted assets): Actual ratio	0.1258	0.1294
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 12,469,254	¥ 12,092,189
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1104	0.1111
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 11,172,146	¥ 10,728,587
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.0989	0.0986
Leverage Ratio: Actual amount	¥ 12,469,254	¥ 12,092,189
Leverage Ratio: Actual ratio	0.0475	0.0496
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 9,029,639	¥ 8,700,226
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,772,229	¥ 6,525,170
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,079,172	¥ 4,893,877
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 7,867,085	¥ 7,312,672
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Consolidated, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,041,563	¥ 1,969,282
Total capital (to risk-weighted assets): Actual ratio	0.2067	0.2078
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,770,924	¥ 1,803,306
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1793	0.1903
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,620,889	¥ 1,640,458
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1641	0.1731
Leverage Ratio: Actual amount	¥ 1,770,924	¥ 1,803,306
Leverage Ratio: Actual ratio	0.0729	0.0677
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 790,026	¥ 758,073
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 592,519	¥ 568,555
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 444,389	¥ 426,416
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 728,488	¥ 798,855
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 11,115,302	¥ 11,167,553
Total capital (to risk-weighted assets): Actual ratio	0.1071	0.1191
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,644,128	¥ 9,565,792
Tier 1 capital (to risk-weighted assets): Actual ratio	0.0930	0.1020
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,410,290	¥ 8,261,659
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.0811	0.0881
Leverage Ratio: Actual amount	¥ 9,644,128	¥ 9,565,792
Leverage Ratio: Actual ratio	0.0402	0.0459
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 8,295,019	¥ 7,498,348
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,221,264	¥ 5,623,761
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,665,948	¥ 4,217,821
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 7,183,295	¥ 6,249,606
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300
Stand-alone, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,131,007	¥ 2,122,840
Total capital (to risk-weighted assets): Actual ratio	0.1960	0.1997
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,861,150	¥ 1,957,340
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1711	0.1842
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,711,650	¥ 1,794,840
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1574	0.1689
Leverage Ratio: Actual amount	¥ 1,861,150	¥ 1,957,340
Leverage Ratio: Actual ratio	0.0815	0.0781
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 869,700	¥ 850,030
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 652,275	¥ 637,523
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 489,206	¥ 478,142
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 684,297	¥ 751,302
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0300	0.0300